Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Value Factor ETF	Nov. 29, 2023
Fidelity Value Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(14.33%)
Past 5 years	7.96%
Since Inception	11.05%	[1]
Fidelity Value Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.68%)
Past 5 years	7.50%
Since Inception	10.58%	[1]
Fidelity Value Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.22%)
Past 5 years	6.21%
Since Inception	8.83%	[1]
IXZ6F
Average Annual Return:
Past 1 year	(14.10%)
Past 5 years	8.27%
Since Inception	11.38%	[1]
RS001
Average Annual Return:
Past 1 year	(19.13%)
Past 5 years	9.13%
Since Inception	11.33%	[1]

[1]	AFrom September 12, 2016.